FINANCIAL ASSETS RECEIVABLE (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Financial assets receivable
Financial assets receivable	¥ 4,897,854	¥ 4,601,642	¥ 2,142,627
Allowance for uncollectible receivables	(493,646)	(390,834)	(170,803)
Financial assets receivable, net	4,404,208	4,210,808
Movement of financial assets receivable
Balance at beginning of year	4,601,642	2,142,627	1,250,277
Addition in the current year	6,626,322	6,885,976	3,650,311
Collection in the current year	(6,189,783)	(4,478,593)	(2,721,168)
Write-off	(140,327)	(65,689)	(36,793)
Balance at end of year	4,897,854	4,601,642	2,142,627
Movement of allowance for uncollectible receivables
Balance at beginning of year	390,834	170,803	56,656
Current year net provision	(243,139)	(285,720)	(150,940)
Write-off	(140,327)	(65,689)	(36,793)
Balance at end of year	493,646	390,834	170,803
Adjustment
Financial assets receivable
Financial assets receivable		117,321
Movement of financial assets receivable
Balance at beginning of year	117,321
Balance at end of year		117,321
2020
Financial assets receivable
Financial assets receivable	819,605
Movement of financial assets receivable
Balance at end of year	819,605
2021
Financial assets receivable
Financial assets receivable	4,078,249
Movement of financial assets receivable
Balance at end of year	4,078,249
Amount Due From Related Parties
Financial assets receivable
Financial assets receivable		3,149	130,765
Allowance for uncollectible receivables		(2,033)	(13,633)
Financial assets receivable, net		1,116
Movement of financial assets receivable
Balance at beginning of year	3,149	130,765
Addition in the current year		35,151
Collection in the current year	(309)	(124,830)
Write-off	(2,840)	(37,937)
Balance at end of year		3,149	130,765
Movement of allowance for uncollectible receivables
Balance at beginning of year	2,033	13,633
Current year net provision	807	26,337
Write-off	(2,840)	(37,937)
Balance at end of year		2,033	¥ 13,633
0-30 days past due
Financial assets receivable
Financial assets receivable	15,594	15,673
Movement of financial assets receivable
Balance at beginning of year	15,673
Balance at end of year	15,594	15,673
30 to 60 days past due
Financial assets receivable
Financial assets receivable		9,572
Movement of financial assets receivable
Balance at beginning of year	9,572
Balance at end of year		9,572
31 to 60 days past due
Financial assets receivable
Financial assets receivable	12,038
Movement of financial assets receivable
Balance at end of year	12,038
Current
Financial assets receivable
Financial assets receivable	4,870,222	4,576,397
Movement of financial assets receivable
Balance at beginning of year	4,576,397
Balance at end of year	¥ 4,870,222	¥ 4,576,397